(Loss)/earnings Per Share, Detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Net (loss)/income	$ 16,038	$ 27,684	$ (84,679)
Less preferred dividend paid and accrued	11,498	11,384	12,316
Less preferred deemed dividend	199	0	2,146
Net (loss)/income available to common shareholders	$ 4,341	$ 16,300	$ (99,141)
Weighted average number of shares, basic and diluted (in shares)	101,686,312	101,604,339	100,932,876
(Loss)/earnings per share in U.S. Dollars, basic and diluted (in USD per share)	$ 0.04	$ 0.16	$ (0.98)